Related Party Transactions and Balances (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions and Balances (Textual)
Interest income loans to related parties	$ 293,395	$ 491,080
Provision for loan losses from related parties	2,412,642	21,311	$ 11,137
Guarantees of short term bank loans	11,981,502	7,631,641
Interest expense	2,530,586	$ 1,818,656	$ 1,101,871
Overdue interest penalty incurred	$ 882,864
Minimum [Member]
Related Party Transactions and Balances (Textual)
Interest rates	12.00%	12.00%	17.40%
Maximum [Member]
Related Party Transactions and Balances (Textual)
Interest rates	17.40%	17.40%	24.00%